Quarterly Holdings Report
for
Fidelity Freedom® 2030 Fund
December 31, 2022
F30-NPRT3-0323
1.811347.118
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $47,883,101)	48,050,000	47,896,002

Domestic Equity Funds - 32.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	40,477,984	353,372,804
Fidelity Series Blue Chip Growth Fund (c)	94,825,690	946,360,388
Fidelity Series Commodity Strategy Fund (c)	2,197,478	231,482,316
Fidelity Series Growth Company Fund (c)	126,403,838	1,740,580,843
Fidelity Series Intrinsic Opportunities Fund (c)	46,288,404	533,242,410
Fidelity Series Large Cap Stock Fund (c)	102,887,879	1,700,736,636
Fidelity Series Large Cap Value Index Fund (c)	38,572,554	531,915,526
Fidelity Series Opportunistic Insights Fund (c)	73,611,511	1,053,380,728
Fidelity Series Small Cap Discovery Fund (c)	16,603,002	164,203,688
Fidelity Series Small Cap Opportunities Fund (c)	46,517,958	542,864,574
Fidelity Series Stock Selector Large Cap Value Fund (c)	99,744,892	1,186,964,218
Fidelity Series Value Discovery Fund (c)	66,941,653	988,058,800
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,992,908,048)		9,973,162,931

International Equity Funds - 30.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	48,951,280	642,730,307
Fidelity Series Emerging Markets Fund (c)	43,028,349	333,039,423
Fidelity Series Emerging Markets Opportunities Fund (c)	191,972,217	2,998,606,035
Fidelity Series International Growth Fund (c)	113,881,436	1,623,949,283
Fidelity Series International Small Cap Fund (c)	30,017,693	445,462,566
Fidelity Series International Value Fund (c)	161,662,420	1,621,474,070
Fidelity Series Overseas Fund (c)	149,429,932	1,622,809,062
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,679,302,818)		9,288,070,746

Bond Funds - 36.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	149,978,426	1,154,833,877
Fidelity Series Emerging Markets Debt Fund (c)	22,088,712	162,131,143
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	6,143,287	53,385,168
Fidelity Series Floating Rate High Income Fund (c)	3,436,274	30,170,483
Fidelity Series High Income Fund (c)	20,015,325	161,323,518
Fidelity Series International Credit Fund (c)	1,929,887	14,860,133
Fidelity Series International Developed Markets Bond Index Fund (c)	137,782,070	1,158,747,212
Fidelity Series Investment Grade Bond Fund (c)	667,990,269	6,579,704,146
Fidelity Series Long-Term Treasury Bond Index Fund (c)	278,915,146	1,634,442,756
Fidelity Series Real Estate Income Fund (c)	7,006,593	66,142,235
TOTAL BOND FUNDS (Cost $13,077,067,672)		11,015,740,671

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	55,900,775	55,911,955
Fidelity Series Government Money Market Fund 4.35% (c)(e)	237,777,839	237,777,839
Fidelity Series Short-Term Credit Fund (c)	21,280	203,228
TOTAL SHORT-TERM FUNDS (Cost $293,890,888)		293,893,022

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $31,091,052,527)	30,618,763,372
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,585,877
NET ASSETS - 100.0%	30,621,349,249

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,256	Mar 2023	477,935,500	(1,280,102)	(1,280,102)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	715	Mar 2023	77,169,727	(571,032)	(571,032)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1,375	Mar 2023	184,679,688	398,068	398,068

TOTAL PURCHASED					(1,453,066)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	1,293	Mar 2023	249,613,650	6,971,804	6,971,804
MSCI EAFE Index Future (United States)	1,654	Mar 2023	161,215,380	2,600,818	2,600,818
MSCI Emerging Markets Index Future (United States)	2,110	Mar 2023	101,216,700	951,750	951,750

TOTAL SOLD					10,524,372

TOTAL FUTURES CONTRACTS					9,071,306
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $47,896,002.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	32,227,303	382,557,006	358,872,354	630,195	316	(316)	55,911,955	0.1%
Total	32,227,303	382,557,006	358,872,354	630,195	316	(316)	55,911,955

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	129,218,398	129,621,762	-	403,364	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	954,278,596	493,099,612	56,900,737	72,318,086	(3,290,048)	(232,353,546)	1,154,833,877
Fidelity Series All-Sector Equity Fund	468,820,867	28,335,333	57,928,536	18,781,218	(9,553,292)	(76,301,568)	353,372,804
Fidelity Series Blue Chip Growth Fund	769,724,642	578,188,795	122,434,022	31,024,831	(25,160,483)	(253,958,544)	946,360,388
Fidelity Series Canada Fund	838,514,271	58,352,402	127,210,720	20,575,308	1,878,904	(128,804,550)	642,730,307
Fidelity Series Commodity Strategy Fund	541,975,807	294,297,269	311,969,705	257,280,510	(65,490,721)	(227,330,334)	231,482,316
Fidelity Series Emerging Markets Debt Fund	186,960,349	9,918,639	14,071,310	7,149,015	(1,172,675)	(19,503,860)	162,131,143
Fidelity Series Emerging Markets Debt Local Currency Fund	61,034,033	1,866,082	7,069,073	-	(1,007,232)	(1,438,642)	53,385,168
Fidelity Series Emerging Markets Fund	399,058,446	47,324,605	48,589,125	8,521,030	(7,908,967)	(56,845,536)	333,039,423
Fidelity Series Emerging Markets Opportunities Fund	3,595,901,366	416,040,678	479,445,530	72,786,689	(110,707,676)	(423,182,803)	2,998,606,035
Fidelity Series Floating Rate High Income Fund	36,849,698	1,880,704	6,988,560	1,537,966	(689,923)	(881,436)	30,170,483
Fidelity Series Government Money Market Fund 4.35%	147,269,053	292,303,185	201,794,399	1,504,288	-	-	237,777,839
Fidelity Series Growth Company Fund	1,918,589,106	569,690,671	259,113,415	10,107,926	(41,877,495)	(446,708,024)	1,740,580,843
Fidelity Series High Income Fund	220,946,180	10,356,788	46,559,230	8,488,403	(4,439,893)	(18,980,327)	161,323,518
Fidelity Series Inflation-Protected Bond Index Fund	243,555,639	3,871,446	240,664,952	3,536,107	5,189,947	(11,952,080)	-
Fidelity Series International Credit Fund	17,072,710	847,486	159,701	847,487	2,997	(2,903,359)	14,860,133
Fidelity Series International Developed Markets Bond Index Fund	1,101,969,074	315,928,447	136,612,214	9,007,441	(11,975,136)	(110,562,959)	1,158,747,212
Fidelity Series International Growth Fund	1,921,789,584	214,649,942	247,221,802	56,172,965	(41,167,426)	(224,101,015)	1,623,949,283
Fidelity Series International Small Cap Fund	528,272,673	35,835,283	27,089,286	27,169,162	(3,137,289)	(88,418,815)	445,462,566
Fidelity Series International Value Fund	1,945,562,363	181,343,359	336,311,079	55,012,819	745,431	(169,866,004)	1,621,474,070
Fidelity Series Intrinsic Opportunities Fund	1,810,514,645	350,388,640	1,206,271,537	339,349,348	267,678,148	(689,067,486)	533,242,410
Fidelity Series Investment Grade Bond Fund	7,989,906,197	878,244,530	1,551,395,648	165,851,816	(137,168,303)	(599,882,630)	6,579,704,146
Fidelity Series Large Cap Stock Fund	1,706,251,208	489,289,728	266,096,213	107,386,040	1,787,313	(230,495,400)	1,700,736,636
Fidelity Series Large Cap Value Index Fund	642,254,176	43,825,380	89,802,018	19,173,219	13,015,613	(77,377,625)	531,915,526
Fidelity Series Long-Term Treasury Bond Index Fund	1,844,800,860	404,646,928	175,370,699	34,405,005	(19,176,825)	(420,457,508)	1,634,442,756
Fidelity Series Opportunistic Insights Fund	983,018,276	416,366,566	114,013,314	50,138,946	(17,694,940)	(214,295,860)	1,053,380,728
Fidelity Series Overseas Fund	1,933,452,952	180,981,326	222,000,781	29,582,889	(34,736,206)	(234,888,229)	1,622,809,062
Fidelity Series Real Estate Income Fund	133,804,664	9,964,376	59,286,970	7,710,674	(1,918,155)	(16,421,680)	66,142,235
Fidelity Series Short-Term Credit Fund	36,910,085	311,408	36,772,893	65,447	(622,454)	377,082	203,228
Fidelity Series Small Cap Discovery Fund	211,127,819	37,513,247	29,822,025	32,338,649	(1,365,952)	(53,249,401)	164,203,688
Fidelity Series Small Cap Opportunities Fund	694,385,560	42,931,262	97,773,659	28,149,024	(10,618,674)	(86,059,915)	542,864,574
Fidelity Series Stock Selector Large Cap Value Fund	1,437,250,323	147,789,976	233,284,293	84,235,146	5,807,998	(170,599,786)	1,186,964,218
Fidelity Series Value Discovery Fund	1,093,397,839	160,070,947	181,184,492	50,889,284	40,779,009	(125,004,503)	988,058,800
	36,415,219,061	6,845,673,438	7,120,829,700	1,611,096,738	(213,591,041)	(5,411,516,343)	30,514,955,415

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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